Long-Term Debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of long-term debt [Abstract]
Borrowings under bank revolving credit agreement, principal due Nov. 10, 2023		$ 5,000	$ 5,000
Borrowings under bank credit agreement, principal due Nov. 10, 2023		31,882	93,388
Unamortized debt issuance costs	[1]	(6,915)	(2,978)
Borrowing under bank credit agreements, net of unamortized debt issuance costs		29,967	95,410
Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024			16,465
Borrowings under convertible note payable to related party, 13.73% interest capitalized every six months, principal due July 18, 2024			16,465
Unamortized debt issuance costs	[1]		(126)
Convertible notes payable, net of unamortized debt issuance costs			32,804
Paycheck Protection Program loans, 1% interest, due May 1, 2022		7,673	9,129
Subordinated promissory note payable with a related party, 20% effective December 21, 2021, principal due May 12, 2022		673
Subordinated debt, guaranteed by a related party, principal due July 26, 2022		3,700
Unamortized debt issuance costs	[1]	(76)
Subordinated debt, guaranteed by a related party, net of unamortized debt issuance costs		3,624
Borrowings under convertible note payable with a related party, 11% interest capitalized every three months, principal due March 15, 2023		6,372
Borrowings under convertible note payable with a related party, 17.41% interest capitalized every three months, principal due March 15, 2023		9,748
Unamortized debt issuance costs	[1]	(945)
New Second Lien Facility, net of unamortized debt issuance costs		15,175
Total debt		57,112	137,343
Less: current portion of debt		14,838	11,380
Long-term debt, net of unamortized debt issuance costs and current portion		$ 42,274	$ 125,963

[1]	Debt issuance costs are presented as a reduction of the Company’s long-term debt in the Consolidated Balance Sheets. $3.5 million and $0.9 million of debt issuance cost amortization was charged to interest expense for the years ended December 31, 2021 and 2020, respectively.